CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (117,209)	$ (166,867)	$ (87,748)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	13,929	14,610	12,126
Amortization of Intangible Assets	4,952	2,577	4,588
Share based compensation expenses	221,391	147,313	109,337
Amortization of debt discount and debt issuance costs	5,298	29,954	20,938
Changes in accrued interest and exchange rate on short-term and long-term deposits	(20)	(43)	748
Amortization of premium,discount and accrued interest on marketable securities, net	7,843	4,471	(346)
Remeasurement gain on Marketable equity	(166,323)	0	0
Deferred taxes, net	54,454	12,089	935
Changes in operating lease right-of-use assets	28,441	17,867	18,225
Changes in operating lease liabilities	(26,688)	(15,807)	(15,376)
Increase in trade receivables	(6,250)	(6,457)	(3,459)
Increase in prepaid expenses and other current and long-term assets	(98,468)	(89,386)	(5,168)
Increase (decrease) in trade payables	26,595	41,967	(7,560)
Increase in employees and payroll accruals	19,391	25,326	7,781
Increase in short-term and long-term deferred revenues	82,361	117,664	74,818
Increase in accrued expenses and other current and long-term liabilities	15,988	12,771	19,725
Net cash provided by operating activities	65,685	148,049	149,564
Cash flows from investing activities:
Proceeds from short-term and restricted deposits	732,015	294,225	348,775
Investment in short-term and restricted deposits	(572,631)	(577,000)	(296,100)
Investment in marketable securities	(29,377)	(763,581)	(402,774)
Proceeds from marketable securities	312,201	277,335	132,905
Purchase of property and equipment and payment of prepaid expenses	(35,770)	(18,403)	(21,427)
Capitalization of internal use of software	(1,930)	(450)	(639)
Payments for businesses acquired, net of acquired cash	(42,729)	(6,626)	0
Proceed from equity securities	18,771	0	0
Purchases of investments in privately held companies	(3,681)	(1,185)	(3,862)
Proceeds from realization of investments in privately held company	0	1,098	0
Investment in other long-term assets	0	(5,643)	(891)
Net cash provided by (used in) investing activities	376,869	(800,230)	(244,013)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes	0	575,000	0
Payments of debt issuance costs	0	(15,713)	0
Purchase of capped call	0	(46,000)	0
Purchase of treasury shares	(200,000)	0	0
Proceeds from exercise of options and ESPP shares	39,943	39,649	31,495
Net cash provided by (used in) financing activities	(160,057)	552,936	31,495
Increase (decrease) in cash and cash equivalents	282,497	(99,245)	(62,954)
Cash and cash equivalents at the beginning of the year	168,858	268,103	331,057
Cash and cash equivalents at the end of the year	451,355	168,858	268,103
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes	6,523	5,810	3,109
Interest received during the year	20,154	18,647	18,996
Supplemental information for non- cash transactions
Right-of-use asset recognized with corresponding lease liability	41,130	29,137	46,121
Non-cash purchase of property and equipment	9,324	1,007	1,232
Conversion of convertible notes	$ 78,949	$ 179	$ 0